Balance Sheets (Parenthetical) (USD $)	Feb. 28, 2013	May 31, 2012	May 31, 2011
BALANCE SHEETS [Abstract]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, shares authorized	480,000,000	480,000,000	480,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued	9,000,000	9,000,000	9,000,000
Common Stock, shares outstanding	9,000,000	9,000,000	9,000,000